Events after the reporting date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
•On January 27, 2025, the Company announced the first patient was dosed in its Phase 1 study (NCT06781983), investigating the safety and tolerability of IPH4502, an innovative Antibody-Drug Conjugate (ADC), in patients with advanced solid tumors known to express Nectin-4. The Phase 1, open-label, multi-center study, includes a Part 1 Dose Escalation and a Part 2 Dose Optimization, and will assess the safety, tolerability, and preliminary efficacy of IPH4502 as a single agent in advanced solid tumors known to express Nectin-4, including but not limited to urothelial carcinoma, non-small cell lung, breast, ovarian, gastric, esophageal, and colorectal cancers. The study plans to enroll approximately 105 patients.
•On February 3, 2025, Mr. Arvind Sood resigned from his position as member of the Executive Board and left the Company February 27, 2025 and until that date he has remained EVP, President US Operations. The position of Vice President, President of U.S. Operations is not contemplated to be filled at this time.
•On February 17, 2025, the Company announced that the U.S. Food and Drug Administration (FDA) granted Breakthrough Therapy Designation (BTD) to lacutamab, an anti-KIR3DL2 cytotoxicity-inducing antibody, for the treatment of adult patients with relapsed or refractory (r/r) Sézary syndrome (SS) after at least 2 prior systemic therapies including mogamulizumab.
•On March 26, 2025, the Company announced that it plans to ask to the next General Meeting to be held on May 22, 2025 to transform into a société anonyme with a Board of Directors ("conseil d'administration"). This transformation is part of a strategic move to simplify and align Innate's corporate governance with international standards. If the General Meeting approves this change, it will be asked to appoint as members to the Board of Directors: Irina Staatz-Granzer, Pascale Boissel, Sally Bennett, Véronique Chabernaud, Bpifrance (represented by Olivier Martinez), Jonathan Dickinson, and two new members to the Board of Directors, Marty J. Duvall and Christian Itin. If the General Meeting of the shareholders approves this change in governance and the proposed composition of the Board, the Board of Directors is expected to appoint Irina Staatz-Granzer as Chairwoman and Jonathan Dickinson as Chief Executive Officer at its first meeting after the General Meeting. If the General Meeting does not approve the change of governance, it will be asked to renew the current members of the Supervisory Board whose terms of office are due to expire - with the exception of Gilles Brisson and Jean-Yves Blay - and to appoint two new members, Marty J. Duvall and Christian Itin. The composition of the Executive Board would remain unchanged, as Jonathan
Dickinson would remain Chairman and Yannis Morel and Sonia Quaratino would remain members (Arvind Sood resigned from his position on the Executive Board in February 2025).
•On April 23, 2025, the Company announced review of their January 2016 Research Collaboration and License Agreement (the “2016 Agreement”) with Sanofi:
◦as previously disclosed and in alignment with its current strategic priorities, Sanofi will opt to pursue the development of SAR’514/IPH6401 (BCMA ANKET®) in autoimmune indications;
◦in alignment with both company's current strategic priorities, Sanofi and Innate agreed to terminate the 2016 Agreement as it relates to SAR’579/IPH6101 (CD123 ANKET); Innate will regain its rights on SAR’579/IPH6101 (CD123 ANKET);
◦as part of these discussions, Sanofi and Innate agreed to a potential investment by Sanofi of up to €15,000,000 in new shares of Innate. .
◦On April 24, 2025, the Company announced that, given the satisfactory market conditions, Sanofi has agreed to subscribe to 8,345,387 new ordinary shares of Innate, at a price of €1.7974 per share, representing a total capital increase of €14,999,998.59 (€417,269.35 in nominal amount and €14,582,729.24 of issue premium). As a result, the Company’s share capital was increased to €4,609,489.90, divided into 92,175,723 ordinary shares, 6,494 2016 preferred shares, and 7,581 2017 preferred shares. The tables below set out the Company’s shareholding, based on the information available to Innate as of the date of this report, before and after the closing of the capital increase:
Before closing

Shareholder	Nb of Shares[1]	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	11.71%	9,817,546	11.60%
Medimmune Limited	7,485,500	8.93%	7,485,500	8.85%
Bpifrance Participations	6,389,406	7.62%	6,389,406	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	1.01%	911,444	1.08%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	70.71%	59,995,085	70.92%
Total	83,844,411	100.00%	84,598,981	100.00%
After closing

Shareholder	Nb of Shares[1]*	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	10.65%	9,817,546	10.56%
Sanofi-Aventis Participations	8,345,387	9.05%	8,345,387	8.98%
Medimmune Limited	7,485,500	8.12%	7,485,500	8.05%
Bpifrance Participations	6,389,406	6.93%	6,389,406	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	0.92%	911,444	0.98%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	64.31%	59,995,085	64.55%
Total	92,189,798	100.00%	92,944,368	100.00%
[1] Ordinary shares includes ordinary shares plus ordinary shares pursuant to the 2016 and 2017 free preference shares.